[LOBO] LIBERTY FUNDS GROUP
       LIBERTY FUNDS GROUP LLC  COLONIAL MANAGEMENT ASSOCIATES, INC.
       COLONIAL ADVISORY SERVICES, INC. STEIN ROE MANAGEMENT ASSOCIATES Stein Roe & Farnham Incorporated LIBERTY FUNDS DISTRIBUTOR, INC.
       LIBERTY FUNDS SERVICES, INC.


June 1, 2001

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty Funds Trust V (the "Trust")
          Liberty California Tax-Exempt Fund
          Liberty Connecticut Tax-Exempt Fund
          Liberty Massachusetts Tax-Exempt Fund
          Liberty New York Tax-Exempt Fund
          Liberty Ohio Tax-Exempt Fund (the "Funds")
          File Nos. 811-5030 & 33-12109

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information dated June 1, 2001 for the Funds does not differ from that contained in Post-Effective Amendment No. 30 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on May 23, 2001 (Accession Number: 0000810891-01-500002).

Very truly yours,

LIBERTY FUNDS TRUST V



By   Tracy DiRienzo
     Assistant Secretary

cc:        J. DiMaria (PWC)
           B. Hartford
           E. Kuser (E&Y)
           G. Swayze
           D. Young (2 copies)
           Blue Sky

One Financial Center, Boston MA 02111-2621